Notes Payable (Details Narrative) - USD ($)							1 Months Ended		3 Months Ended						4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	May 14, 2019	Apr. 10, 2019	Jan. 23, 2019	Jan. 29, 2018	Jan. 25, 2018	Jan. 04, 2018	Apr. 30, 2019	Jul. 31, 2018	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Sep. 27, 2018	Jul. 25, 2017
Debt Instrument [Line Items]
Repayment of other debt							$ 710,000
Repayment of related party debt																	$ 50,000	$ 50,000	$ 50,000
Number of shares issued for interest on other notes payable							84,427
Number of shares issued for interest on other notes payable, value							$ 590,989
Amortization expenses									$ 451,310			$ 267,358					1,345,683	1,914,038	2,275,247	3,956,792
Warrants issued in connection with convertible debt										$ 330,713	$ 217,641		$ 38,763	$ 305,055					343,818
Beneficial conversion feature																				1,085,985
Proceeds from related party debt																	100,000	650,000	650,000	$ 300,000
Litigation, Claims and Assessments [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Convertible promissory notes																					$ 100,000
Other Convertible Notes [Member]
Debt Instrument [Line Items]
Repayment of other debt							150,000
Repayment of related party debt							$ 100,000
Number of shares issued for interest on other notes payable							15,952
Number of shares issued for interest on other notes payable, value							$ 111,666
Debt discount									574,937						$ 320,030		574,937		320,030
Reclass of convertible notes payable																	12,972
Amortization expenses																	754,770		1,226,691
Warrants [Member]
Debt Instrument [Line Items]
Warrant exercise price																							$ 65.31
15% Senior Secured Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Debt discount									3,970,982						1,525,828		3,970,982		1,525,828
15% Senior Secured Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Debt discount									81,526								81,526
12% Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Debt discount									908,118						489,179		908,118		489,179
12% Secured Convertible Notes [Member] | Other Convertible Notes [Member]
Debt Instrument [Line Items]
Secured convertible notes debt									1,100,000						1,163,266		1,100,000		1,163,266
Debt discount									191,882						674,087		191,882		674,087
12% Secured Convertible Notes One [Member]
Debt Instrument [Line Items]
Debt discount									247,668						153,566		247,668		153,566
12% Secured Convertible Notes One [Member] | Other Convertible Notes [Member]
Debt Instrument [Line Items]
Secured convertible notes debt									300,000						387,028		300,000		387,028
Debt discount									52,332						233,462		52,332		233,462
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible promissory notes									100,000								100,000
Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Interest rate				10.00%																10.00%
Debt instrument conversion price				$ 11.375
Debt conversion description				Convertible at the option of the holder into common stock at a price per share of $11.375 (50% of initial public offering price), and, if not converted, will become due and payable along with the principal amount upon the earlier of (a) six months following the extension or (b) the approval of the Form 1-A Registration Statement		The note as amended and extended on January 29, 2018, will automatically convert into shares of the Company's common stock upon the earlier of (a) twelve months from the extension date or (b) the approval of the Form 1-A Registration Statement, at a 50% discount to the initial public offering price.		The notes are convertible into shares of the Company's stock upon the earlier of (a) six months from the issue date or (b) the first day the company's stock is publicly traded or (c) converted at the option of the holder.								The notes are convertible into shares of the Company's stock upon the earlier of (a) six months from the issue date or (b) the first day the company's stock is publicly traded or (c) converted at the option of the holder.
Warrants to purchase common stock																				12,105
Warrants term								3 years												3 years
Warrants issued in connection with convertible debt																	548,354	343,818	399,554
Beneficial conversion feature																	548,020	$ 3,194,671	2,959,506
Debt principal amount						$ 100,000
Proceeds from related party debt					$ 100,000											$ 550,000
Convertible Promissory Note [Member] | Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock								9,785				58,142				58,142		58,142
Warrant exercise price								$ 22.75				$ 22.75				$ 22.75		$ 22.75
Other Notes Payable [Member]
Debt Instrument [Line Items]
Interest rate																				10.00%
Secured convertible notes debt									0						225,000		0		225,000
Debt instrument maturity description			The Company and certain note holders, including related parties, agreed to extend the maturity date of the notes payable, as amended and extended on or about August 2018, in the aggregate principal amount of $560,000 to be upon the earlier of (a) January 24, 2020 or (b) the first day the company's stock is publicly traded.																	Stated interest rate of 10% per the original 60-day-term.
Debt instrument conversion price			$ 7.00
Repayment of other debt							560,000
Repayment of related party debt							$ 335,000
Number of shares issued for interest on other notes payable							68,475
Number of shares issued for interest on other notes payable, value							$ 479,323
Debt principal amount			$ 560,000
Other notes payable			560,000
Promissory Note [Member]
Debt Instrument [Line Items]
Interest rate	15.00%
Proceeds from related party debt	$ 91,000
Other Notes Payable Related Parties [Member]
Debt Instrument [Line Items]
Secured convertible notes debt									91,000						$ 335,000		91,000		$ 335,000
Accredited Investor [Member] | Securities Purchase Agreements [Member]
Debt Instrument [Line Items]
Interest rate															15.00%				15.00%
Secured convertible notes debt			1,550,000												$ 2,165,000				$ 2,165,000
Notes payable, related parties			$ 400,000
Debt instrument maturity description			The company and certain note holders, including related parties, agreed to extend the maturity date of the convertible notes payable, as amended and extended on or about August 2018, in the aggregate principal amount of $1,550,000, of which $400,000 was to related parties, to be upon the earlier of (a) January 24, 2020 or (b) the first day the company's stock is publicly traded. All interest due and payable on the notes, shall be converted into shares of common stock at a conversion price of $1.00 per share.												Mature 18 months from issuance
Debt instrument conversion price			$ 1.00												$ 7.00				$ 7.00
Other notes payable															$ 635,000				$ 635,000
Former Parent [Member] | Convertible Notes Payable to Former Parent [Member]
Debt Instrument [Line Items]
Secured convertible notes debt									82,457						82,458		82,457		82,458
Notes payable, related parties									71,574						39,280		71,574		39,280
Debt discount									10,883						$ 43,178		10,883		43,178
Beneficial conversion feature																	0	$ 475,000
Securities Purchase Agreements [Member] | 12% Secured Convertible Notes [Member] | April 2019 [Member]
Debt Instrument [Line Items]
Secured convertible notes debt									$ 3,500,000								$ 3,500,000
Securities Purchase Agreements [Member] | Investor [Member]
Debt Instrument [Line Items]
Debt conversion description															The Investors may elect to convert all or part of the Notes, plus accrued interest, at any time into shares of common stock of the Company at a conversion price of $7.00 (the "Fixed Conversion Price"); provided, however, in the event the per share price of a public offering multiplied by sixty percent (60%) at the time of the listing of the shares of common stock on an exchange (the "Listing Event") is less than $7.00 (the "Discounted Public Offering Price") then the conversion price shall be reset to equal the Discounted Public Offering Price. In the event the Investors are required to execute a Lock Up Agreement concurrent with a public offering at the time of the Listing Event, then the Fixed Conversion Price shall be $5.25 and the Discounted Public Offering Price shall be the public offering multiplied by forty five percent (45%) at the time of the Listing Event. Upon the occurrence of a Listing Event or the sale or license of all or substantially all of the Company's assets (a "Liquidity Event"), the entire unpaid and outstanding principal amount and any accrued interest thereon under this Note shall automatically convert in whole without any further action by the Holder.
Securities Purchase Agreements [Member] | Investor [Member] | Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock																						154,642
Warrant exercise price																						$ 8.40
Securities Purchase Agreements [Member] | Investor [Member] | 15% Senior Secured Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Interest rate									15.00%								15.00%
Secured convertible notes debt									$ 2,973,000								$ 2,973,000
Notes payable, related parties									$ 100,000								$ 100,000
Securities Purchase Agreements [Member] | Accredited Investor [Member] | 15% Senior Secured Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Debt instrument conversion price		$ 1.00
Debt conversion description		The Investors may elect to convert all or part of the SPA Notes, plus accrued interest, at any time into shares of common stock of the Company at a conversion price of $1.00 (the "Fixed Conversion Price"); provided, however, in the event the per share price of a public offering multiplied by twenty five percent (25%) at the time of the listing of the shares of common stock on an exchange (the "Listing Event") is less than $1.00 (the "Discounted Public Offering Price") then the conversion price shall be reset to equal the Discounted Public Offering Price. In the event the Investors are required to execute a Lock Up Agreement concurrent with a public offering at the time of the Listing Event, then the Fixed Conversion Price shall be 17.5% of the per share offering price paid by the investors in the public offering in conjunction with an uplisting to a national exchange.
Securities Purchase Agreements [Member] | Accredited Investor [Member] | 15% Senior Secured Convertible Promissory Notes [Member] | Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock									212,357								212,357
Number of warrants conversion shares of common stock percentage																	50.00%
Warrants term																	5 years
Warrant exercise price									$ 8.40								$ 8.40
Percentage for warrant exercise price adjusted conversion price																	120.00%
Securities Purchase Agreements [Member] | Accredited Investor [Member] | 12% Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Interest rate									12.00%								12.00%
Secured convertible notes debt									$ 3,500,000								$ 3,500,000
Debt instrument maturity description																	Mature 18 months from issuance
Debt instrument conversion price									$ 14.00								$ 14.00
Debt conversion description																	The April 2019 Investors may elect to convert all or part of the April 2019 Notes, plus accrued interest, at any time into shares of common stock of the Company at a conversion price of $14.00 per share (the "April 2019 Conversion Price"); provided, however, in the event the per share price of a public offering multiplied by fifty percent (50%) at the time of the Company listing on a national exchange (the "Discounted Public Offering Price") is less than $14.00 then the April 2019 Conversion Price shall be reset to equal the lesser of (i) Discounted Public Offering Price or (ii) a price per share equal to a $20 million valuation.
Securities Purchase Agreements [Member] | Accredited Investor [Member] | 12% Secured Convertible Notes [Member] | Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock									125,000								125,000
Number of warrants conversion shares of common stock percentage																	50.00%
Warrants term																	5 years
Percentage for warrant exercise price adjusted conversion price																	115.00%
SPA Agreement [Member] | 15% Senior Secured Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Secured convertible notes debt									$ 5,038,001						$ 2,165,000		$ 5,038,001		2,165,000
Notes payable, related parties
Debt discount									1,067,018						$ 639,172		1,067,018		$ 639,172
SPA Agreement [Member] | 15% Senior Secured Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Secured convertible notes debt									100,000								100,000
Debt discount									$ 18,474								$ 18,474